PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 8,509	Rp 9,717
Service costs	657	504
Interest income	595	607
Return on plan assets (excluding amount included in net interest expense)	(537)	82
Benefits paid from plan assets	149	291
Pension benefit obligations at end of year	Rp 9,862	Rp 8,509
Post-employment health care benefit cost | Employee hired before November 1, 1995
Disclosure of net defined benefit liability (asset) [line items]
Minimum employee working period for benefits	20 years